UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04451

Legg Mason Special Investment Trust, Inc.

(Name of Registrant)

100 Light Street, Baltimore, MD	21202
(Address of Principal Executive Offices)	(Zip code)

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: March 31, 2008

Date of reporting period: September 30, 2007

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders	1

To Our Shareholders,

We are pleased to provide you with Legg Mason Special Investment Trust’s semi-annual report for the six months ended September 30, 2007.

The following table summarizes key statistics for the Fund and some comparative indices as of September 30, 2007.

	Total Returns
	3 Months		6 Months	12 Months
Special Investment Trust:
Primary Class	–	3.65%	+4.19%	+19.44%
Class R	–	3.57%	+4.42%	N/A
Financial Intermediary Class	–	3.49%	+4.56%	+20.30%
Institutional Class	–	3.40%	+4.74%	+20.69%
S&P MidCap 400 IndexA	–	0.87%	+4.92%	+18.76%
Lipper Mid-Cap Core FundsB	–	1.48%	+4.99%	+17.86%
Russell Midcap IndexC	–	0.39%	+4.89%	+17.87%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for Class R, Financial Intermediary Class and Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in the report, please contact your financial advisor.

A

A market capitalization-weighted index, composed of 400 stocks, that is generally considered representative of mid-sized U.S. companies. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.

B

Average of the 379 funds comprising the Lipper universe of mid-cap core funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-Cap core funds have more latitude in the companies in which they invest. Mid-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

C

Measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization, which represents approximately 35% of the total market capitalization of the Russell 1000 index.

N/A — Not applicable.

2	Semi-Annual Report to Shareholders

Beginning in the summer and continuing into the fall, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility.

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

John F. Curley, Jr.	Mark R. Fetting
Chairman	President

October 23, 2007

Semi-Annual Report to Shareholders	3

Expense Example

Legg Mason Special Investment Trust, Inc.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class, Class R, and Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2007, and held through September 30, 2007.

Actual Expenses

The first line for each class in the table on the next page provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

4	Semi-Annual Report to Shareholders

Expense Example — Continued

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 4/1/07 to 9/30/07
Primary Class
Actual	$1,000.00	$1,041.90	$9.01
Hypothetical (5% return before expenses)	1,000.00	1,016.24	8.90
Class R
Actual	$1,000.00	$1,044.20	$7.48
Hypothetical (5% return before expenses)	1,000.00	1,017.75	7.38
Financial Intermediary Class
Actual	$1,000.00	$1,045.60	$5.28
Hypothetical (5% return before expenses)	1,000.00	1,019.90	5.22
Institutional Class
Actual	$1,000.00	$1,047.40	$3.64
Hypothetical (5% return before expenses)	1,000.00	1,021.51	3.60

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 1.76%, 1.46%, 1.03%, and 0.71% for the Primary Class, Class R, Financial Intermediary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders	5

Performance Information

Legg Mason Special Investment Trust, Inc.

The graphs on the following pages compare the Fund’s total returns to the S&P MidCap 400 and the Russell Midcap indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in Class R, Financial Intermediary Class and Institutional Class for the periods indicated. The line for the Fund represents the total return after deducting all fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. It assumes that dividends and distributions were reinvested at the time they were paid.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

6	Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+19.44%	+19.44%
Five Years	+152.58%	+20.36%
Ten Years	+193.34%	+11.36%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders	7

Growth of a $1,000,000 Investment — Class R

Period Ended September 30, 2007

Cumulative Total Return
Life of Class	+9.01%
* Inception date: December 28, 2006

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning December 31, 2006.

8	Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended September 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+20.30%	+20.30%
Life of Class*	+52.08%	+14.14%

*	Inception date: July 30, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning July 31, 2004.

Semi-Annual Report to Shareholders	9

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+20.69%	+20.69%
Five Years	+166.06%	+21.62%
Ten Years	+225.39%	+12.52%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

10	Semi-Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (as of September 30, 2007) C

(As a percentage of the portfolio)

Top Ten Holdings (As of September 30, 2007)

Security	% of Net Assets
United States Steel Corp.	6.3%
Level 3 Communications Inc.	4.1%
Amazon.com Inc.	3.8%
Sprint Nextel Corp.	3.6%
Jabil Circuit Inc.	3.3%
Take-Two Interactive Software Inc.	3.2%
Expedia Inc.	3.1%
Medicis Pharmaceutical Corp.	3.0%
Security Capital Assurance Ltd.	2.8%
NII Holdings Inc.	2.8%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders	11

Selected Portfolio PerformanceD

Strongest performers for the quarter ended September 30, 2007E
1. Amazon.com Inc.	+36.2%
2. SunPower Corp.	+31.4%
3. Lenovo Group Ltd.	+30.5%
4. Alkermes Inc.	+26.0%
5. XM Satellite Radio Holdings Inc.	+20.4%
6. Corporate Executive Board Co.	+15.1%
7. Cell Genesys Inc.	+14.0%
8. Expedia Inc.	+8.8%
9. DST Systems Inc.	+8.3%
10. Nalco Holding Co.	+8.2%

Weakest performers for the quarter ended September 30, 2007E
1. Standard Pacific Corp.	–	68.6%
2. E*TRADE Financial Corp.	–	40.9%
3. Ambac Financial Group Inc.	–	27.6%
4. Energy Conversion Devices Inc.	–	26.3%
5. Security Capital Assurance Ltd.	–	25.9%
6. Sears Holdings Corp.	–	25.0%
7. Level 3 Communications Inc.	–	20.5%
8. Take-Two Interactive Software Inc.	–	14.5%
9. Quanta Services Inc.	–	13.8%
10. International Speedway Corp.	–	13.0%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
Collective Brands Inc.	Advanced Micro Devices Inc.
Electronic Arts Inc. (EA)	Agrium Inc.
Lennar Corp.	Investors Financial Services Corp.
MBIA Inc.	Juniper Networks Inc.
Mercadolibre Inc.	Meritage Homes Corp.
Thornburg Mortgage Inc.	The St. Joe Co.

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
E	Securities held for the entire quarter.

12	Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Special Investment Trust, Inc.

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 99.2%

Consumer Discretionary — 14.7%
Hotels, Restaurants and Leisure — N.M.
International Speedway Corp.	26	$1,210

Household Durables — 1.7%
Lennar Corp.	1,400	31,710
Standard Pacific Corp.	5,800	31,842	A

		63,552

Internet and Catalog Retail — 6.9%
Amazon.com Inc.	1,500	139,725	B
Expedia Inc.	3,581	114,175	B

		253,900

Media — 1.4%
XM Satellite Radio Holdings Inc.	3,700	52,429	B

Multiline Retail — 1.8%
Sears Holdings Corp.	535	68,061	B

Specialty Retail — 2.9%
Collective Brands Inc.	1,700	37,502	B
Urban Outfitters Inc.	3,200	69,760	B

		107,262

Financials — 14.0%
Capital Markets — 2.7%
E*TRADE Financial Corp.	7,300	95,338	B
The Bear Stearns Cos. Inc.	49	6,067

		101,405

Semi-Annual Report to Shareholders	13

	Shares/Par	Value
Financials — Continued
Insurance — 10.2%
Ambac Financial Group Inc.	1,000	$62,910
MBIA Inc.	500	30,525
Montpelier Re Holdings Ltd.	4,900	86,730
Security Capital Assurance Ltd.	4,600	105,064	A
XL Capital Ltd.	1,200	95,040

		380,269

Real Estate Investment Trusts (REITs) — 1.1%
Thornburg Mortgage Inc.	3,100	39,835

Health Care — 12.3%
Biotechnology — 4.3%
Alkermes Inc.	4,500	82,800	B
Cell Genesys Inc.	4,500	17,190	A,B
Medarex Inc.	4,300	60,888	B

		160,878

Health Care Providers and Services — 2.8%
WellPoint Inc.	1,300	102,596	B

Life Sciences Tools and Services — 2.2%
Affymetrix Inc.	3,300	83,721	B

Pharmaceuticals — 3.0%
Medicis Pharmaceutical Corp.	3,600	109,836	A

Industrials — 11.3%
Commercial Services and Supplies — 2.4%
Corporate Executive Board Co.	1,200	89,088

Construction and Engineering — 1.6%
Quanta Services Inc.	2,200	58,190	B

14	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value
Industrials — Continued
Electrical Equipment — 5.2%
Energy Conversion Devices Inc.	2,700	$61,344	A,B
Evergreen Solar Inc.	5,200	46,436	A,B
SunPower Corp.	1,000	82,820	B

		190,600

Trading Companies and Distributors — 2.1%
UAP Holding Corp.	2,500	78,400

Information Technology — 27.4%
Computers and Peripherals — 2.4%
Lenovo Group Ltd.	113,367	87,388

Electronic Equipment and Instruments — 3.3%
Jabil Circuit Inc.	5,300	121,052

Internet Software and Services — 2.4%
CNET Networks Inc.	10,500	78,225	A,B
Mercadolibre Inc.	348	12,747	B

		90,972

IT Services — 5.2%
Accenture Ltd.	2,500	100,625
DST Systems Inc.	1,100	94,391	B

		195,016

Semiconductors and Semiconductor Equipment — 4.8%
Analog Devices Inc.	2,800	101,248
National Semiconductor Corp.	2,800	75,936

		177,184

Semi-Annual Report to Shareholders	15

	Shares/Par	Value
Information Technology — Continued
Software — 9.3%
Amdocs Ltd.	1,600	$59,504	B
Electronic Arts Inc. (EA)	1,400	78,386	B
Red Hat Inc.	4,500	89,415	B
Take-Two Interactive Software Inc.	7,000	119,560	A,B

		346,865

Materials — 9.0%
Chemicals — 2.7%
Nalco Holding Co.	3,400	100,810

Metals and Mining — 6.3%
United States Steel Corp.	2,200	233,068

Telecommunication Services — 10.5%
Diversified Telecommunication Services — 4.1%
Level 3 Communications Inc.	33,000	153,450	B

Wireless Telecommunication Services — 6.4%
NII Holdings Inc.	1,275	104,741	B
Sprint Nextel Corp.	7,000	133,000

		237,741

Total Common Stocks and Equity Interests
(Cost — $2,775,231)		3,684,778

16	Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value
Preferred Stocks — 0.6%
Thornburg Mortgage Inc.	869	$24,253	B

Total Preferred Stocks (Cost — $21,732)		24,253

Repurchase Agreements — 0.3%

Bank of America
4.75%, dated 9/28/07, to be repurchased at $5,250 on 10/1/07 (Collateral: $5,390 Fannie Mae discount notes, 0%, due 11/14/07, value $5,353)	$5,249	5,249

Goldman Sachs and Co.
5.00%, dated 9/28/07, to be repurchased at $5,250 on 10/1/07 (Collateral: $5,421 Fannie Mae mortgage-backed securities, 5.50%, due 2/1/35, value $5,349)	5,248	5,248

Total Repurchase Agreements (Cost — $10,497)		10,497

Total Investments — 100.1% (Cost — $2,807,460)C		3,719,528
Other Assets Less Liabilities — (0.1)%		(4,292)

Net Assets — 100.0%		$3,715,236

A

As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2007, the total market value of Affiliated Companies was $569,497 and the cost was $646,487.

B	Non-income producing.
C

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,097,680
Gross unrealized depreciation	(185,612)

Net unrealized appreciation	$912,068

N.M. — Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders	17

Statement of Assets and Liabilities

Legg Mason Special Investment Trust, Inc.

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value
Affiliated companies (cost – $ 646,487)		$569,497
Non-affiliated companies (cost – $ 2,150,476)		3,139,534
Short-term securities at value (cost – $ 10,497)		10,497
Receivable for securities sold		6,541
Receivable for fund shares sold		4,789
Dividends and interest receivable		890
Other assets		11

Total assets		3,731,759
Liabilities:
Payable for fund shares repurchased	$8,637
Accrued management fee	1,998
Accrued expenses	969
Accrued distribution and service fees	2,691
Payable for securities purchased	2,228

Total liabilities		16,523

Net Assets		$3,715,236

Net assets consist of:
Accumulated paid-in-capital		$2,524,324
Accumulated net investment loss		(21,479)
Accumulated net realized gain on investments and foreign currency transactions		300,323
Unrealized appreciation of investments		912,068

Net Assets		$3,715,236

Net Asset Value Per Share:
Primary Class (81,343 shares outstanding)		$40.68

Class R (269 shares outstanding)		$50.22

Financial Intermediary Class (1,392 shares outstanding)		$50.31

Institutional Class (6,347 shares outstanding)		$50.89

See notes to financial statements.

18	Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Special Investment Trust, Inc.

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$1,024
Dividends:
Affiliated companies	1,852
Non-affiliated companies	7,568
Less: Foreign taxes withheld	(8)

Total income			$10,436
Expenses:
Management fees	12,976
Distribution and service fees:
Primary Class	17,252
Class R	12
Financial Intermediary Class	86
Audit and legal fees	41
Custodian fees	184
Directors’ fees and expenses	47
Registration fees	50
Reports to shareholders	232
Transfer agent and shareholder servicing expense:
Primary Class	863
Class R	6
Financial Intermediary Class	24
Institutional Class	8
Other expenses	121

	31,902
Less: Fees waived	(61)
Compensating balance credits	(4)

Net expenses			31,837

Net Investment Loss			(21,401)
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	300,326	A
Foreign currency transactions	(2)

			300,324
Change in unrealized appreciation/depreciation of investments			(119,367)

Net Realized and Unrealized Gain on Investments			180,957

Change in Net Assets Resulting From Operations			$159,556

A	Includes $78,990 of net realized loss on the sale of shares of Affiliated Companies.

See notes to financial statements.

Semi-Annual Report to Shareholders	19

Statement of Changes in Net Assets

Legg Mason Special Investment Trust, Inc.

(Amounts in Thousands)

	For the Six Months Ended September 30, 2007	For the Year Ended March 31, 2007
	(Unaudited)
Change in Net Assets:
Net investment loss	$(21,401)	$(45,784)
Net realized gain on investments and foreign currency transactions	300,324	617,828
Change in unrealized appreciation/depreciation	(119,367)	(406,311)

Change in net assets resulting from operations	159,556	165,733
Distributions to shareholders from:
Net realized gain on investments:
Primary Class	(156,810)	(678,247)
Class R	(88)	—
Financial Intermediary Class	(2,488)	(11,909)
Institutional Class	(11,420)	(46,175)
Change in net assets from fund share transactions:
Primary Class	(50,628)	100,698
Class R	13,357	510
Financial Intermediary Class	4,671	(3,497)
Institutional Class	28,699	(1,902)

Change in net assets	(15,151)	(474,789)

Net Assets:
Beginning of period	3,730,387	4,205,176

End of period	$3,715,236	$3,730,387

Accumulated net investment loss	$(21,479)	$(78)

See notes to financial statements.

20	Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Special Investment Trust, Inc.

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended September 30, 2007		Years Ended March 31,
			2007		2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$40.81		$47.78		$43.93	$46.06	$29.28	$35.72

Investment operations:
Net investment loss	(.25	)A	(.54	)A	(.61)	(.60)	(.51)	(.28)
Net realized and unrealized gain/(loss)	2.06		2.25		10.23	2.16	18.51	(4.96)

Total from investment operations	1.81		1.71		9.62	1.56	18.00	(5.24)

Distributions from:
Net realized gain on investments	(1.94)		(8.68)		(5.77)	(3.69)	(1.22)	(1.20)

Total distributions	(1.94)		(8.68)		(5.77)	(3.69)	(1.22)	(1.20)

Net asset value, end of period	$40.68		$40.81		$47.78	$43.93	$46.06	$29.28

Total return	4.19	%B	5.49%		22.79%	3.23%	61.72%	(14.84)%
Ratios to Average Net Assets:C
Total expenses	1.76	%D	1.78%		1.76%	1.76%	1.78%	1.83%
Expenses (including interest expense)net of waivers, if any	1.76	%D	1.78%		1.76%	1.76%	1.78%	1.83%
Expenses (including interest expense)net of all reductions	1.76	%D	1.77%		1.76%	1.76%	1.78%	1.83%
Net investment loss	(1.21	)%D	(1.31)%		(1.39)%	(1.37)%	(1.33)%	(.93)%
Supplemental Data:
Portfolio turnover rate	25.9	%B	36.4%		37.9%	17.7%	14.7%	18.5%
Net assets, end of period (in thousands)	$3,308,717		$3,372,771		$3,800,486	$3,366,869	$3,375,792	$1,968,420

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses including interest expense reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses including interest expense net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses including interest expense net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers. Expenses excluding interest expense net of all reductions reflects expenses less interest expense, any compensating balance credits, and/or voluntary expense waivers.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders	21

Class R:

	Six Months Ended September 30, 2007		Period Ended March 31, 2007E
	(Unaudited)
Net asset value, beginning of period	$49.86		$47.76

Investment operations:
Net investment loss	(.21	)A	(.10	)A
Net realized and unrealized gain	2.51		2.20

Total from investment operations	2.30		2.10

Distributions from:
Net realized gain on investments	(1.94)		—

Total distributions	(1.94)		—

Net asset value, end of period	$50.22		$49.86

Total return	4.42	%B	4.40	%B
Ratios to Average Net Assets:C
Total expenses	1.46	%D	10.37	%D
Expenses net of waivers, if any	1.46	%D	1.22	%D
Expenses net of all reductions	1.46	%D	1.22	%D
Net investment loss	(.85	)%D	(.91	)%D
Supplemental Data:
Portfolio turnover rate	25.9	%B	36.4	%B
Net assets, end of period (in thousands)	$13,497		$520

E	For the period December 28, 2006 (commencement of operations) to March 31, 2007.

See notes to financial statements.

22	Semi-Annual Report to Shareholders

Financial Highlights — Continued

Financial Intermediary Class:

	Six Months Ended September 30, 2007		Years Ended March 31,
			2007		2006	2005F
	(Unaudited)
Net asset value, beginning of period	$49.88		$55.99		$50.25	$48.25

Investment operations:
Net investment loss	(.12	)A	(.27	)A	(.28)	(.21)
Net realized and unrealized gain	2.49		2.84		11.79	5.40

Total from investment operations	2.37		2.57		11.51	5.19

Distributions from:
Net realized gain on investments	(1.94)		(8.68)		(5.77)	(3.19)

Total distributions	(1.94)		(8.68)		(5.77)	(3.19)

Net asset value, end of period	$50.31		$49.88		$55.99	$50.25

Total return	4.56	%B	6.28%		23.75%	10.59%
Ratios to Average Net Assets:C
Total expenses	1.03	%D	1.01%		.99%	1.05%
Expenses (including interest expense) net of waivers, if any	1.03	%D	1.00%		.99%	1.05%
Expenses (including interest expense) net of all reductions	1.03	%D	1.00%		.99%	1.05%
Net investment loss	(.48	)%D	(.54)%		(.62)%	(.66)%
Supplemental Data:
Portfolio turnover rate	25.9	%B	36.4%		37.9%	17.7%
Net assets, end of period (in thousands)	$70,033		$64,892		$76,619	$16,987

F	For the period July 30, 2004 (commencement of operations) to March 31, 2005.

See notes to financial statements.

Semi-Annual Report to Shareholders	23

Institutional Class:

	Six Months Ended September 30,		Years Ended March 31,
	2007		2007		2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$50.35		$56.29		$50.36	$51.76	$32.47	$39.05

Investment operations:
Net investment income/(loss)	(.04	)A	(.13	)A	(.17)	(.15)	(.12)	.04
Net realized and unrealized gain/(loss)	2.52		2.87		11.87	2.44	20.63	(5.42)

Total from investment operations	2.48		2.74		11.70	2.29	20.51	(5.38)

Distributions from:
Net realized gain on investments	(1.94)		(8.68)		(5.77)	(3.69)	(1.22)	(1.20)

Total distributions	(1.94)		(8.68)		(5.77)	(3.69)	(1.22)	(1.20)

Net asset value, end of period	$50.89		$50.35		$56.29	$50.36	$51.76	$32.47

Total return	4.74	%B	6.58%		24.09%	4.30%	63.40%	(13.91)%
Ratios to Average Net Assets:C
Total expenses	.72	%D	.73%		.72%	.73%	.75%	.78%
Expenses (including interest expense) net of waivers, if any	.71	%D	.72%		.71%	.73%	.75%	.78%
Expenses (including interest expense) net of all reductions	.71	%D	.72%		.71%	.73%	.75%	.78%
Net investment income (loss)	(.17	)%D	(.27)%		(.35)%	(.33)%	(.30)%	.11%
Supplemental Data:
Portfolio turnover rate	25.9	%B	36.4%		37.9%	17.7%	14.7%	18.5%
Net assets, end of period (in thousands)	$322,989		$292,204		$328,071	$208,331	$179,400	$90,532

See notes to financial statements.

24	Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Special Investment Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Special Investment Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.

The Fund offers four classes of shares: Primary Class, Class R, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged on Primary Class, Class R and Financial Intermediary Class shares and transfer agent and shareholder servicing expenses which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to the Fund are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of fair valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Semi-Annual Report to Shareholders	25

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2007, security transactions (excluding short-term investments) were as follows:

Purchases	Proceeds From Sales
$979,589	$1,165,283

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the debt obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

26	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Special Investment Trust, Inc. — Continued

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Commission Recapture

The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included with realized gain/(loss) on investment transactions. During the six months ended September 30, 2007, the Fund did not receive any commission rebates.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Semi-Annual Report to Shareholders	27

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax-basis balances have not been determined as of September 30, 2007.

3. Transactions With Affiliates:

The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to the agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets. The following chart shows the annual advisory fee rates for the Fund:

Advisory Fee	Asset Breakpoint
0.70%	Up to $2 billion
0.65%	In excess of $2 billion

The Fund’s agreement with LMCM provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent directors and certain other expenses. For the six months ended September 30, 2007, LMCM reimbursed the Fund $61 for these expenses.

Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under a sub-administration agreement with LMCM. For LMFA’s services to the Fund, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the Fund.

28	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Special Investment Trust, Inc. — Continued

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Fund’s shares. LMIS receives an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

	Distribution Fee	Service Fee
Primary Class	0.75%	0.25%
Class RA	0.25%	0.25%
Financial Intermediary ClassA	N/A	0.25%

LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent pursuant to which LMFS receives payments from the Fund’s transfer agent with respect to accounts where third parties are providing certain services to the Fund. These payments are used to offset the Fund’s expenses for such services. These payments totaled $196 for the six months ended September 30, 2007.

LMCM, LMFA, LMIS, and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

A

The Rule 12B-1 plan for Class R and the Financial Intermediary Class of the Fund provides for payments of distribution and service fees to LMIS at an annual rate of 0.75% and 0.40% of each Class’ average daily net assets respectively, subject to the authority of the Board of Directors to set a lower amount. The Board of Directors of the Fund has currently approved payments under the plan of 0.50% and 0.25% of the average daily net assets of Class R and Financial Intermediary Class, respectively.

Semi-Annual Report to Shareholders	29

4. Transactions With Affiliated Companies:

Transactions during the six months ended September 30, 2007, with companies which are or were affiliated, due to the Fund owning at least 5% of the company’s securities, were as follows:

	Affiliate Value at	Purchased		Sold		Dividend Income	Shares at 9/30/07	Value at 9/30/07	Realized Gain/(Loss)
	3/31/07	Cost	Shares	Cost	Shares
Cell Genesys Inc.	$14,700	$4,290	1,000	$—	—	$—	4,500	$17,190	$—
CNET Networks Inc.	101,472	—	—	12,446	1,150	—	10,500	78,225	(3,610)
Energy Conversion Devices Inc.B	—	86,138	2,700	—	—	—	2,700	61,344	—
Evergreen Solar Inc.B	—	29,407	3,300	—	—	—	5,200	46,436	—
Medicis Pharmaceutical Corp.	151,018	—	—	41,452	1,300	249	3,600	109,836	(3,425)
Meritage Homes Corp.C	61,028	—	—	106,300	1,900	—	—	—	(72,571)
Security Capital Assurance Ltd.B	—	60,052	2,800	—	—	129	4,600	105,064	—
Standard Pacific Corp.B	—	62,282	3,900	—	—	300	5,800	31,842	—
Take-Two Interactive Software Inc.	90,630	43,136	2,800	6,206	300	—	7,000	119,560	(1,083)
UAP Holdings Corp.C	69,795	—	—	4,608	200	1,174	—	—	1,699

	$488,643	$285,305		$171,012		$1,852		$569,497	$(78,990)

B

The issuer of this security did not have affiliated status at March 31, 2007 because the Fund owned less than 5% of the company’s voting shares. Shares purchased during the period ended September 30, 2007 have resulted in its recognition as an affiliated company.

C	The issuer of this security is no longer an affiliated company.

5. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2007.

30	Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Special Investment Trust, Inc. — Continued

6. Fund Share Transactions:

At September 30, 2007, there were 200,000 shares authorized at $.001 par value for the Primary Class, 500,000 shares authorized at $.001 par value for Class R, 100,000 shares authorized at $.001 par value for Financial Intermediary Class, and 50,000 shares authorized at $.001 par value for the Institutional Class of the Fund. Share transactions were as follows:

	Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	2,028	$85,515	4,806	$201,669
Shares issued on reinvestment	3,517	151,008	16,795	654,014
Shares repurchased	(6,848)	(287,151)	(18,492)	(754,985)

Net Increase (Decrease)	(1,303)	$(50,628)	3,109	$100,698

Class R
Shares sold	266	$13,744	10	$510
Shares issued on reinvestment	2	88	—	—
Shares repurchased	(9)	(475)	—	—

Net Increase	259	$13,357	10	$510

Financial Intermediary Class
Shares sold	211	$10,670	280	$13,895
Shares issued on reinvestment	47	2,455	251	11,804
Shares repurchased	(166)	(8,454)	(599)	(29,196)

Net Increase (Decrease)	92	$4,671	(68)	$(3,497)

Institutional Class
Shares sold	709	$37,091	1,093	$54,441
Shares issued on reinvestment	207	11,083	953	45,060
Shares repurchased	(373)	(19,475)	(2,070)	(101,403)

Net Increase (Decrease)	543	$28,699	(24)	$(1,902)

7. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 became effective for fiscal periods beginning after December 15, 2006.

Semi-Annual Report to Shareholders	31

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. For registered investment companies, the application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Fund Information

Investment Adviser

Legg Mason Capital Management, Inc.

Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Wm. Shane Hughes, Treasurer

Susan C. Curry, Assistant Treasurer

William S. Kirby, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds American Leading Companies Trust Classic Valuation Fund Growth Trust Special Investment Trust U.S. Small-Capitalization Value Trust Value Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

Specialty Funds Opportunity Trust	The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Global Funds Emerging Markets Trust International Equity Trust	Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/funds/about/aboutlmf.asp#results.

Taxable Bond Funds
Investment Grade Income Portfolio Limited Duration Bond Portfolio	The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Tax-Free Bond Funds Maryland Tax-Free Income Trust

This report must be preceded or accompanied by a free prospectus. Investors should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this or any other Legg Mason Fund, visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services — Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS	c/o BFDS
P.O. Box 55214	P.O. Box 8037
Boston, MA 02205-8504	Boston, MA 02206-8037
800-822-5544	888-425-6432
www.leggmasonfunds.com	www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor A Legg Mason, Inc. subsidiary

LMF-285 TN07-1123/S (11/07)

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Special Investment Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.
Date: November 27, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Special Investment Trust, Inc.
Date: November 20, 2007